INCOME TAXES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Deferred tax assets:
Allowance for credit losses	$ 12,082	$ 11,915
Accrued expenses	5,525	139
Unearned insurance reserves	2,368	2,764
Amortization - intangible assets	166	0
Uncertain tax positions	159	174
Fair value adjustment of acquisitions	45	77
State net operating losses and credits	42	34
Other	398	165
Total deferred tax assets	20,785	15,268
Deferred tax assets, net of valuation allowance	(32)	(21)
Deferred Tax Assets, Net of Valuation Allowance	20,753	15,247
Deferred tax liabilities:
Amortization - intangible assets	16	56
Depreciation	0	1,241
Other	68	70
Total deferred tax liabilities	84	1,367
Net deferred tax assets	20,669	13,880
State net operating loss carryforwards	427
State AMT credit carryforwards	1
Additional disclosure of uncertain tax positions and unrecognized tax benefits
Reserve for uncertain tax positions	470	500		900
Unrecognized tax benefit that if realized would affect the effective tax rate	100
Interest and penalties recognized and recorded as a component of income tax expense (benefit)	(13)	(20)		(137)
Reconciliation of unrecognized tax benefits
Balance, beginning of period	346	702	1,368
Increase of tax positions taken in current period	24	30	10
Decrease of tax positions taken in current periods	6	594	86
Decrease of tax positions taken in prior periods	0	(558)	0
Decrease due to lapse of applicable statute of limitations	(67)	(422)	(762)
Balance, end of period	309	346	702	1,368
Accrued cumulative interest and penalties
Accrued cumulative interest and penalties	$ 161	$ 174		$ 193